Schedule of Investments (unaudited)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
General Dynamics Corp.	2,266	$480,619
L3Harris Technologies Inc.	2,667	558,176
Lockheed Martin Corp.	2,879	1,120,305
Northrop Grumman Corp.	1,647	609,225
Raytheon Technologies Corp.	10,976	989,926
		3,758,251
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,419	148,498
United Parcel Service Inc., Class B	3,641	736,247
		884,745
Airlines — 0.0%
Delta Air Lines Inc.(a)	1,717	68,148

Banks — 9.2%
Bank of America Corp.	104,646	4,828,367
Citigroup Inc.	44,287	2,883,969
Citizens Financial Group Inc.	5,125	263,784
Comerica Inc.	2,385	221,280
Fifth Third Bancorp	7,717	344,410
Huntington Bancshares Inc./OH	19,320	290,959
JPMorgan Chase & Co.	37,507	5,573,540
KeyCorp.	14,698	368,332
M&T Bank Corp.	1,399	236,963
People’s United Financial Inc.	6,135	118,896
PNC Financial Services Group Inc. (The)	4,020	828,080
Regions Financial Corp.	6,229	142,893
Truist Financial Corp.	11,873	745,862
U.S. Bancorp.	19,576	1,139,127
Wells Fargo & Co.	52,816	2,841,501
Zions Bancorp. NA	2,347	159,174
		20,987,137
Beverages — 1.6%
Coca-Cola Co. (The)	26,529	1,618,534
Constellation Brands Inc., Class A	1,166	277,217
PepsiCo Inc.	10,120	1,756,022
		3,651,773
Biotechnology — 3.3%
AbbVie Inc.	19,278	2,638,965
Amgen Inc.	8,801	1,999,059
Biogen Inc.(a)	5,254	1,187,404
Gilead Sciences Inc.	14,707	1,010,077
Regeneron Pharmaceuticals Inc.(a)	784	477,135
Vertex Pharmaceuticals Inc.(a)	1,104	268,327
		7,580,967
Building Products — 0.5%
Carlisle Companies Inc.	514	114,848
Johnson Controls International PLC	7,385	536,668
Masco Corp.	4,178	264,593
Trane Technologies PLC	1,279	221,395
		1,137,504
Capital Markets — 4.0%
Affiliated Managers Group Inc.	762	111,412
Ameriprise Financial Inc.	1,735	527,978
Bank of New York Mellon Corp. (The)	14,434	855,359
BlackRock Inc.(b)	947	779,324
Blackstone Inc., NVS	5,324	702,608
Charles Schwab Corp. (The)	3,423	300,197
Security	Shares	Value

Capital Markets (continued)
CME Group Inc.	1,289	$295,825
Franklin Resources Inc.	2,952	94,375
Goldman Sachs Group Inc. (The)	3,720	1,319,410
Intercontinental Exchange Inc.	2,754	348,822
Invesco Ltd.	2,693	61,023
Janus Henderson Group PLC	2,742	101,180
Jefferies Financial Group Inc.	3,944	144,508
KKR & Co. Inc.	1,609	114,496
Moody’s Corp.	588	201,684
Morgan Stanley	18,685	1,915,960
MSCI Inc.	297	159,228
Northern Trust Corp.	1,956	228,148
Raymond James Financial Inc.	877	92,848
S&P Global Inc.	679	281,934
State Street Corp.	2,073	195,899
T Rowe Price Group Inc.	2,120	327,392
		9,159,610
Chemicals — 1.9%
Air Products and Chemicals Inc.	1,019	287,480
Celanese Corp.	1,674	260,659
CF Industries Holdings Inc.	1,453	100,068
Corteva Inc.	4,390	211,071
Dow Inc.	9,810	585,951
DuPont de Nemours Inc.	4,817	368,982
Eastman Chemical Co.	1,094	130,110
Ecolab Inc.	582	110,260
International Flavors & Fragrances Inc.	1,210	159,623
Linde PLC	3,715	1,183,896
LyondellBasell Industries NV, Class A	3,123	302,088
PPG Industries Inc.	772	120,587
Sherwin-Williams Co. (The)	1,781	510,274
		4,331,049
Commercial Services & Supplies — 0.3%
Cintas Corp.	467	182,845
Republic Services Inc.	797	101,745
Waste Management Inc.	2,173	326,906
		611,496
Communications Equipment — 1.0%
Cisco Systems Inc.	35,607	1,982,242
Juniper Networks Inc.	4,604	160,311
Motorola Solutions Inc.	864	200,396
		2,342,949
Consumer Finance — 1.6%
Ally Financial Inc.	5,873	280,260
American Express Co.	5,354	962,756
Capital One Financial Corp.	5,960	874,511
Discover Financial Services	3,436	397,717
Navient Corp.	6,410	111,726
OneMain Holdings Inc.	3,374	174,301
SLM Corp.	11,891	218,081
Synchrony Financial	12,951	551,583
		3,570,935
Containers & Packaging — 0.2%
Ball Corp.	1,500	145,650
International Paper Co.	5,103	246,220
		391,870
Distributors — 0.1%
Genuine Parts Co.	1,123	149,617

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Service Corp. International	2,089	$128,933
Diversified Financial Services — 2.4%
Berkshire Hathaway Inc., Class B(a)	15,826	4,953,854
Equitable Holdings Inc.	9,064	304,913
Voya Financial Inc.	2,225	151,211
		5,409,978
Diversified Telecommunication Services — 3.3%
AT&T Inc.	187,035	4,769,393
Lumen Technologies Inc.	19,169	236,929
Verizon Communications Inc.	48,280	2,569,944
		7,576,266
Electric Utilities — 1.3%
American Electric Power Co. Inc.	3,158	285,483
Duke Energy Corp.	3,365	353,527
Evergy Inc.	1,550	100,688
Exelon Corp.	6,527	378,240
FirstEnergy Corp.	5,017	210,513
NextEra Energy Inc.	7,868	614,648
NRG Energy Inc.	2,965	118,392
PPL Corp.	6,687	198,470
Southern Co. (The)	9,354	650,010
		2,909,971
Electrical Equipment — 0.5%
Eaton Corp. PLC	2,891	458,021
Emerson Electric Co.	4,882	448,900
Rockwell Automation Inc.	531	153,576
		1,060,497
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,845	226,434
Arrow Electronics Inc.(a)	1,167	144,708
CDW Corp./DE	1,278	241,606
Corning Inc.	5,466	229,791
TE Connectivity Ltd.	1,952	279,155
		1,121,694
Energy Equipment & Services — 0.2%
Baker Hughes Co.	6,071	166,588
Schlumberger NV.	5,335	208,439
		375,027
Entertainment — 0.1%
Electronic Arts Inc.	2,046	271,422

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	975	245,213
AvalonBay Communities Inc.	841	205,397
Boston Properties Inc.	1,081	121,159
Crown Castle International Corp.	2,891	527,636
Equity Residential	2,181	193,520
Essex Property Trust Inc.	450	149,625
Iron Mountain Inc.	3,482	159,893
Mid-America Apartment Communities Inc.	519	107,267
Prologis Inc.	2,703	423,885
Public Storage	799	286,466
SBA Communications Corp.	616	200,471
Simon Property Group Inc.	1,407	207,110
SL Green Realty Corp.	2,317	168,029
WP Carey Inc.	1,827	141,775
		3,137,446
Security	Shares	Value

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	761	$384,404
Kroger Co. (The)	9,275	404,297
Sysco Corp.	3,785	295,798
Walgreens Boots Alliance Inc.	9,177	456,647
Walmart Inc.	9,313	1,302,051
		2,843,197
Food Products — 1.2%
Archer-Daniels-Midland Co.	3,257	244,275
Conagra Brands Inc.	4,341	150,893
General Mills Inc.	5,319	365,309
Hershey Co. (The)	1,102	217,171
JM Smucker Co. (The)	1,354	190,345
Kellogg Co.	2,278	143,514
Kraft Heinz Co. (The)	7,976	285,541
Mondelez International Inc., Class A	13,734	920,590
Tyson Foods Inc., Class A	1,855	168,601
		2,686,239
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	7,581	966,274
Baxter International Inc.	3,467	296,221
Edwards Lifesciences Corp.(a)	1,015	110,838
Hologic Inc.(a)	1,631	114,561
Medtronic PLC	7,270	752,372
Stryker Corp.	754	187,030
		2,427,296
Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	801	109,096
Anthem Inc.	1,831	807,453
Cardinal Health Inc.	4,442	229,074
Cigna Corp.	6,743	1,553,992
CVS Health Corp.	6,627	705,842
DaVita Inc.(a)	2,089	226,385
HCA Healthcare Inc.	2,914	699,506
Humana Inc.	693	272,002
McKesson Corp.	1,494	383,539
Quest Diagnostics Inc.	2,196	296,504
UnitedHealth Group Inc.	3,983	1,882,246
		7,165,639
Health Care Technology — 0.2%
Cerner Corp.	4,174	380,669

Hotels, Restaurants & Leisure — 1.2%
Booking Holdings Inc.(a)	141	346,314
Domino’s Pizza Inc.	510	231,871
Expedia Group Inc.(a)	633	116,023
Hilton Worldwide Holdings Inc.(a)	618	89,678
Marriott International Inc./MD, Class A(a)	350	56,392
McDonald’s Corp.	4,606	1,195,027
Starbucks Corp.	5,524	543,120
Yum! Brands Inc.	2,311	289,268
		2,867,693
Household Durables — 0.3%
DR Horton Inc.	1,850	165,057
Lennar Corp., Class A	1,274	122,444
NVR Inc.(a)	34	181,125
Toll Brothers Inc.	1,615	95,237
Whirlpool Corp.	700	147,133
		710,996

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 2.5%
Church & Dwight Co. Inc.	1,057	$108,501
Clorox Co. (The)	1,519	254,980
Colgate-Palmolive Co.	8,469	698,269
Kimberly-Clark Corp.	3,720	512,058
Procter & Gamble Co. (The)	26,525	4,255,936
		5,829,744
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	3,242	70,708

Industrial Conglomerates — 1.0%
3M Co.	5,727	950,796
Honeywell International Inc.	6,566	1,342,616
		2,293,412
Insurance — 3.6%
Aflac Inc.	10,212	641,518
Allstate Corp. (The)	7,177	866,048
American International Group Inc.	9,223	532,628
Aon PLC, Class A	1,817	502,291
Assured Guaranty Ltd.	2,471	131,679
Brighthouse Financial Inc.(a)	2,166	117,939
Chubb Ltd.	4,667	920,706
Cincinnati Financial Corp.	1,089	128,317
Fidelity National Financial Inc.	3,337	168,018
Hartford Financial Services Group Inc. (The)	4,203	302,070
Lincoln National Corp.	2,368	165,713
Loews Corp.	3,705	221,040
Marsh & McLennan Companies Inc.	1,817	279,164
MetLife Inc.	12,729	853,607
Principal Financial Group Inc.	3,320	242,559
Progressive Corp. (The)	7,380	801,911
Prudential Financial Inc.	7,426	828,519
Travelers Companies Inc. (The)	3,175	527,621
		8,231,348
Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)	1,411	3,818,265
Alphabet Inc., Class C, NVS(a)	1,319	3,579,726
Meta Platforms Inc, Class A(a)	11,307	3,542,031
		10,940,022
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	18,832	1,131,238

IT Services — 4.6%
Accenture PLC, Class A.	2,858	1,010,532
Automatic Data Processing Inc.	2,849	587,378
Cognizant Technology Solutions Corp., Class A	5,000	427,100
Fidelity National Information Services Inc.	4,448	533,404
Fiserv Inc.(a)	3,626	383,268
FleetCor Technologies Inc.(a)	1,084	258,274
Global Payments Inc.	2,718	407,374
GoDaddy Inc., Class A(a)	1,822	137,944
International Business Machines Corp.	11,735	1,567,444
Mastercard Inc., Class A	4,115	1,589,954
Paychex Inc.	1,718	202,312
PayPal Holdings Inc.(a)	2,079	357,463
VeriSign Inc.(a)	638	138,561
Visa Inc., Class A	11,891	2,689,387
Western Union Co. (The)	8,574	162,134
		10,452,529
Security	Shares	Value

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	1,384	$192,819
IQVIA Holdings Inc.(a)	406	99,429
Mettler-Toledo International Inc.(a)	126	185,558
Thermo Fisher Scientific Inc.	922	535,959
Waters Corp.(a)	425	136,051
		1,149,816
Machinery — 1.1%
Caterpillar Inc.	4,370	880,817
Cummins Inc.	2,064	455,896
Deere & Co.	1,344	505,882
Illinois Tool Works Inc.	2,044	478,133
PACCAR Inc.	1,288	119,771
Parker-Hannifin Corp.	616	190,966
		2,631,465
Media — 1.8%
Altice USA Inc., Class A(a)	34,681	500,100
Charter Communications Inc., Class A(a)	3,048	1,808,500
Comcast Corp., Class A	21,364	1,067,986
Discovery Inc., Class C, NVS(a)	3,947	107,951
Liberty Broadband Corp., Class C, NVS(a)	1,953	289,845
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,369	156,760
Omnicom Group Inc.	2,911	219,373
Sirius XM Holdings Inc.	14,940	95,018
		4,245,533
Metals & Mining — 0.4%
Newmont Corp.	9,356	572,306
Nucor Corp.	2,937	297,812
		870,118
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	12,402	184,666
Annaly Capital Management Inc.	32,177	254,198
Starwood Property Trust Inc.	5,348	132,363
		571,227
Multi-Utilities — 0.7%
Consolidated Edison Inc.	1,113	96,219
Dominion Energy Inc.	9,540	769,496
Public Service Enterprise Group Inc.	3,716	247,226
Sempra Energy	2,120	292,899
WEC Energy Group Inc.	2,292	222,416
		1,628,256
Multiline Retail — 0.7%
Dollar General Corp.	3,282	684,232
Target Corp.	4,431	976,725
		1,660,957
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	20,207	2,653,785
ConocoPhillips	13,434	1,190,521
Devon Energy Corp.	1,772	89,610
EOG Resources Inc.	2,501	278,812
Exxon Mobil Corp.	56,261	4,273,586
Kinder Morgan Inc.	30,312	526,216
Marathon Petroleum Corp.	8,824	633,122
ONEOK Inc.	4,358	264,443
Ovintiv Inc.	739	28,673
Phillips 66	6,387	541,554
Pioneer Natural Resources Co.	765	167,451
Valero Energy Corp.	5,919	491,099

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Companies Inc. (The)	16,605	$497,154
		11,636,026
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	955	297,759
Herbalife Nutrition Ltd.(a)	4,935	209,787
		507,546
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	42,089	2,731,155
Eli Lilly & Co.	3,091	758,500
Johnson & Johnson	20,013	3,448,040
Merck & Co. Inc.	25,993	2,117,910
Pfizer Inc.	39,656	2,089,475
Zoetis Inc.	976	194,995
		11,340,075
Professional Services — 0.1%
IHS Markit Ltd.	1,560	182,192
Verisk Analytics Inc.	630	123,562
		305,754
Road & Rail — 1.3%
CSX Corp.	17,256	590,500
Norfolk Southern Corp.	2,613	710,710
Union Pacific Corp.	7,300	1,785,215
		3,086,425
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices Inc.	2,285	374,671
Applied Materials Inc.	3,193	441,209
Broadcom Inc.	2,637	1,544,966
Intel Corp.	70,824	3,457,628
KLA Corp.	837	325,819
Lam Research Corp.	1,095	645,962
NXP Semiconductors NV	2,592	532,501
Qorvo Inc.(a)	866	118,884
QUALCOMM Inc.	7,095	1,247,017
Skyworks Solutions Inc.	1,191	174,505
Texas Instruments Inc.	6,155	1,104,761
Xilinx Inc.	616	119,227
		10,087,150
Software — 6.2%
Adobe Inc.(a)	1,123	600,019
Citrix Systems Inc.	2,480	252,811
Fortinet Inc.(a)	368	109,384
Intuit Inc.	512	284,278
Microsoft Corp.	29,494	9,172,044
NortonLifeLock Inc.	9,085	236,301
Oracle Corp.	36,684	2,977,274
Palo Alto Networks Inc.(a)	478	247,317
VMware Inc., Class A	2,303	295,889
		14,175,317
Specialty Retail — 3.1%
Advance Auto Parts Inc.	803	185,903
AutoZone Inc.(a)	249	494,601
Security	Shares	Value

Specialty Retail (continued)
Best Buy Co. Inc.	3,152	$312,931
Home Depot Inc. (The)	7,751	2,844,462
Lowe’s Companies Inc.	8,440	2,003,234
O’Reilly Automotive Inc.(a)	703	458,180
Ross Stores Inc.	1,390	135,872
TJX Companies Inc. (The)	4,712	339,123
Tractor Supply Co.	645	140,810
Ulta Beauty Inc.(a)	264	96,027
		7,011,143
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	63,598	11,115,658
Dell Technologies Inc., Class C(a)	7,487	425,336
Hewlett Packard Enterprise Co.	12,009	196,107
HP Inc.	34,309	1,260,170
NetApp Inc.	2,290	198,108
Seagate Technology Holdings PLC	4,147	444,351
Xerox Holdings Corp.	5,892	124,380
		13,764,110
Textiles, Apparel & Luxury Goods — 0.3%
Nike Inc., Class B	3,643	539,419
VF Corp.	2,948	192,239
		731,658
Tobacco — 1.7%
Altria Group Inc.	37,481	1,907,033
Philip Morris International Inc.	19,616	2,017,506
		3,924,539
Trading Companies & Distributors — 0.2%
Fastenal Co.	2,487	140,963
United Rentals Inc.(a)	185	59,222
WW Grainger Inc.	366	181,211
		381,396

Total Common Stocks — 99.8%
(Cost: $211,925,118)		228,356,526

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(b)(c)	570,000	570,000

Total Short-Term Investments — 0.2%
(Cost: $570,000)		570,000

Total Investments in Securities — 100.0%
(Cost: $212,495,118)		228,926,526

Other Assets, Less Liabilities — (0.0)%		(95,815)

Net Assets — 100.0%		$228,830,711

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$420,000	(a)	$—	$—	$—	$570,000	570,000	$9	$—
BlackRock Inc.	290,852	637,553		(111,924)	22,894	(60,051)	779,324	947	5,972	—
					$22,894	$(60,051)	$1,349,324		$5,981	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500	19	03/18/22	$428	$(14,282)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$228,356,526	$—	$—	$228,356,526
Money Market Funds	570,000	—	—	570,000
	$228,926,526	$—	$—	$228,926,526
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,282)	$—	$—	$(14,282)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
January 31, 2022

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares